VictoryShares US Large Cap High Div Volatility Wtd ETF Investment Objectives and Goals - VictoryShares US Large Cap High Div Volatility Wtd ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares US Large Cap High Div Volatility Wtd ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares US Large Cap High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses.